UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21152

Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	February 29, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.5% (2.3% of Total Investments)
$ 5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	$ 342,600
	0.000%, 5/15/50
2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	Baa3	1,974,800
	Series 2002, 5.500%, 5/15/39
7,000	Total Consumer Staples			2,317,400
	Education and Civic Organizations – 11.3% (7.6% of Total Investments)
500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	541,310
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
2,500	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3	2,612,250
	Project, Series 2007, 5.000%, 7/01/39
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and	11/13 at 100.00	Aa3	2,121,920
	Family Housing, Series 2003, 5.000%, 11/01/23 – NPFG Insured
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series	8/12 at 100.00	A2	1,050,903
	2002A, 5.000%, 2/01/34 – AMBAC Insured
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009B, Trust 3404:
315	17.341%, 3/01/17 (IF)	No Opt. Call	AA+	477,083
490	17.369%, 3/01/17 (IF)	No Opt. Call	AA+	710,618
6,855	Total Education and Civic Organizations			7,514,084
	Health Care – 15.7% (10.6% of Total Investments)
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
65	5.250%, 12/01/22	6/12 at 100.00	BB	56,296
550	5.375%, 12/01/28	6/12 at 100.00	BB	445,786
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
185	5.000%, 12/01/19	12/14 at 100.00	BBB–	184,164
1,000	5.250%, 12/01/22	12/14 at 100.00	BBB–	997,480
500	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	526,490
	Project, Series 2010, 5.000%, 6/15/40
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,065,150
	Medical Center Project, Series 2010, 8.000%, 12/01/40
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
700	5.125%, 2/15/40	No Opt. Call	A+	736,883
1,645	5.250%, 2/15/45	2/41 at 100.00	A+	1,754,524
1,140	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	1,186,067
	2007, 5.250%, 10/01/35
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical
	Center of Central Georgia Inc., Series 2009:
225	5.000%, 8/01/32	8/19 at 100.00	AA	240,586
450	5.000%, 8/01/35	8/19 at 100.00	AA	474,057
2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	Baa1	2,035,260
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	775,620
	Medical Center, Series 2007, 5.000%, 10/01/33
10,210	Total Health Care			10,478,363
	Housing/Multifamily – 6.2% (4.2% of Total Investments)
1,000	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA–	1,081,990
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
25	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	25,202
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AA+	513,825
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AA+	1,001,501
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AA+	1,492,586
3,970	Total Housing/Multifamily			4,115,104
	Housing/Single Family – 0.2% (0.2% of Total Investments)
170	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%,	12/15 at 100.00	AAA	170,485
	12/01/31 (Alternative Minimum Tax)
	Industrials – 4.4% (3.0% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste	4/16 at 101.00	BBB	2,209,338
	Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)
750	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	757,208
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15)
	(Alternative Minimum Tax)
2,940	Total Industrials			2,966,546
	Materials – 2.5% (1.7% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	8/12 at 100.50	BBB	1,006,460
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
250	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/13 at 100.00	BBB	252,808
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp	No Opt. Call	Baa3	411,880
	Corporation, Series 1995, 6.150%, 3/01/17
1,620	Total Materials			1,671,148
	Tax Obligation/General – 26.7% (18.0% of Total Investments)
600	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	627,234
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
900	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	996,075
1,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aa2	1,014,780
	Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	Aaa	1,099,150
1,000	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	1,132,890
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
915	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AA–	998,302
	Project, Series 2009, 5.500%, 5/01/38 – AGC Insured
1,000	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,150,790
1,700	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	2,029,046
1,645	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	1,966,482
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	877,575
2,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	2,294,712
	2/01/36 (UB)
295	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series	7/18 at 100.00	Aa2	318,429
	2008A, 5.500%, 7/01/38
1,200	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	1,279,872
	5.000%, 2/01/33
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,067,870
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
950	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	N/R	964,345
	3/01/23 – SYNCORA GTY Insured
16,055	Total Tax Obligation/General			17,817,552
	Tax Obligation/Limited – 18.0% (12.1% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
80	5.250%, 12/01/21 – AGC Insured	No Opt. Call	AA–	87,853
620	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	664,659
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	No Opt. Call	N/R	1,093,660
	7.375%, 1/01/31
385	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	A–	411,677
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
450	5.400%, 1/01/20	7/15 at 100.00	A–	473,796
350	5.600%, 1/01/30	7/15 at 100.00	A–	358,411
750	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	751,223
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds,
	Series 1993:
210	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	BBB	229,963
1,755	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	BBB	2,046,611
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project,	6/12 at 101.00	N/R	760,928
	Series 2002, 5.125%, 12/01/21 – AMBAC Insured
135	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	146,617
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	2,990,150
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical	12/12 at 101.00	Aa3	1,991,972
	Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured
10,930	Total Tax Obligation/Limited			12,007,520
	Transportation – 3.2% (2.1% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	A+	1,069,560
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%,	1/15 at 100.00	AA–	1,044,700
	1/01/34 – AGM Insured
2,000	Total Transportation			2,114,260
	U.S. Guaranteed – 21.7% (14.7% of Total Investments) (4)
	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus
	Housing LLC Project, Series 2002:
180	5.000%, 12/01/33 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	186,437
2,320	5.000%, 12/01/33 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	2,404,796
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	N/R (4)	1,268,267
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18
	(Pre-refunded 12/15/12) – AMBAC Insured
1,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.250%, 10/01/22	10/12 at 100.00	AA– (4)	1,030,040
	(Pre-refunded 10/01/12) – AGM Insured
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16	8/13 at 100.00	AA+ (4)	1,067,660
	(Pre-refunded 8/01/13) – NPFG Insured
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc.,
	Series 2002:
2,260	5.500%, 1/01/19 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	2,360,638
3,020	5.500%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (3)	3,154,481
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 (Pre-refunded 1/01/13) – AMBAC Insured	1/13 at 101.00	Aa2 (4)	1,486,746
1,470	5.250%, 1/01/26 (Pre-refunded 1/01/13) – AMBAC Insured	1/13 at 101.00	Aa2 (3)	1,546,925
13,885	Total U.S. Guaranteed			14,505,990
	Utilities – 5.7% (3.8% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	A	1,091,070
	5.000%, 1/01/25 – NPFG Insured
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
250	5.000%, 3/15/20	No Opt. Call	A–	267,365
500	5.000%, 3/15/21	No Opt. Call	A–	530,465
500	5.000%, 3/15/22	No Opt. Call	A–	526,840
300	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/18	No Opt. Call	Aa3	330,519
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	A2	1,031,310
	2003A, 5.000%, 1/01/22 – NPFG Insured
3,550	Total Utilities			3,777,569
	Water and Sewer – 29.3% (19.7% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – AGM Insured	11/14 at 100.00	AA–	556,985
700	5.000%, 11/01/37 – AGM Insured	11/14 at 100.00	AA–	729,897
3,500	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 –	10/12 at 100.00	AA–	3,542,875
	AGM Insured
1,990	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA	2,171,667
	8/01/35 – AGM Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	545,155
500	5.000%, 6/01/37	6/18 at 100.00	Aa2	538,725
500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%,	10/26 at 100.00	Aa2	601,515
	10/01/32 – AGM Insured
750	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A,	10/21 at 100.00	Aa3	837,645
	5.250%, 10/01/41
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	12/15 at 100.00	Aa2	1,075,460
	Series 2005, 5.000%, 6/01/29 – NPFG Insured
445	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	Aa2	475,113
	Series 2007, 5.000%, 6/01/37 – NPFG Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002,	4/13 at 100.00	Aaa	4,159,440
	5.000%,4/01/32
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	Aaa	401,273
	4/01/37 – AGM Insured
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 –	12/12 at 100.00	N/R	3,188,722
	AMBAC Insured
685	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa2	729,888
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
18,545	Total Water and Sewer			19,554,360
$ 97,730	Total Investments (cost $93,626,275) – 148.4%			99,010,381
	Floating Rate Obligations – (2.1)%			(1,395,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.4)% (5)			(32,265,000)
	Other Assets Less Liabilities – 2.1%			1,351,844
	Net Assets Applicable to Common Shares – 100%			$ 66,702,225

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$99,010,381	$—	$99,010,381

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $92,204,953.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$5,488,738
Depreciation	(79,344)
Net unrealized appreciation (depreciation) of investments	$5,409,394

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.6%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012